Summary of Significant Accounting Policies - Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of group’s allowance for expected credit losses of accounts receivables [Abstract]
Balance at the beginning of the year	¥ 1,186	¥ 1,965	¥ 328
Current period provision for expected credit losses	1,345	1,392	1,674
Write-offs		(2,171)	(37)
Balance at the end of the year	¥ 2,531	¥ 1,186	¥ 1,965